FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT - Breakdown of swaps (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Derivative financial instruments break down of swaps
Total	R$ 16,030	R$ 56,150
(Net) result of transactions with derivatives	51,963	R$ (10,788)
Foreign currency x CDI
Derivative financial instruments break down of swaps
Total	(1,921)
CDI x Foreign Currency
Derivative financial instruments break down of swaps
Total	1,818
IPCA x CDI
Derivative financial instruments break down of swaps
Total	16,133
2020
Derivative financial instruments break down of swaps
Total	17,361
2020 | Foreign currency x CDI
Derivative financial instruments break down of swaps
Total	(1,921)
2020 | CDI x Foreign Currency
Derivative financial instruments break down of swaps
Total	1,818
2020 | IPCA x CDI
Derivative financial instruments break down of swaps
Total	17,464
2021
Derivative financial instruments break down of swaps
Total	3,239
2021 | IPCA x CDI
Derivative financial instruments break down of swaps
Total	3,239
2022
Derivative financial instruments break down of swaps
Total	3,507
2022 | IPCA x CDI
Derivative financial instruments break down of swaps
Total	3,507
2023 onwards
Derivative financial instruments break down of swaps
Total	(8,077)
2023 onwards | IPCA x CDI
Derivative financial instruments break down of swaps
Total	R$ (8,077)